Management of financial risk - Liquidity risk (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of maturity analysis for non-derivative financial liabilities
Maximum financial guarantee credit risk exposure	¥ 116,509	¥ 250,338	¥ 209,782
Liquidity risk
Disclosure of maturity analysis for non-derivative financial liabilities
Shortterm borrowings	3,269,337	3,437,432
Trade and other payables	1,107,079	1,274,431
Including: lease liabilities	213,557	230,249
Nonderivative financial liabilities	4,376,416	4,711,863
Gross settled (foreign currency swaps) - (inflow)	(2,038,696)	(480,812)
Gross settled (foreign currency swaps) - outflow	2,041,378	483,250
Derivative financial liabilities	2,682	2,438
Total	4,379,098	4,714,301
Maximum financial guarantee credit risk exposure	467,241	1,348,550
Liquidity risk | Expected to be recognized within one year
Disclosure of maturity analysis for non-derivative financial liabilities
Shortterm borrowings	3,269,337	3,437,432
Trade and other payables	671,461	853,889
Including: lease liabilities	111,012	86,066
Nonderivative financial liabilities	3,940,798	4,291,321
Gross settled (foreign currency swaps) - (inflow)	(2,038,696)	(480,812)
Gross settled (foreign currency swaps) - outflow	2,041,378	483,250
Derivative financial liabilities	2,682	2,438
Total	3,943,480	4,293,759
Maximum financial guarantee credit risk exposure	467,241	1,348,550
Liquidity risk | 1 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities
Trade and other payables	435,618	420,542
Including: lease liabilities	102,545	144,183
Nonderivative financial liabilities	435,618	420,542
Total	¥ 435,618	¥ 420,542